4. Net Loss Per Share (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012 Warrant	Dec. 31, 2011 Common Stock
Excluded shares from diluted net loss computation	228,000	336,000
Weighted average exercise price	80.00	57.50